Shareholders' Equity - Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share-Based Compensation Expenses
Common share outstanding	192,798,692	192,552,695
Stock options	535,808	632,380	669,201
Restricted Share Units	107,257	111,359
Total	193,441,757	193,296,434
Bottom of range
Share-Based Compensation Expenses
Common share price per share for each purchase share warrant | $ / shares	$ 75.45
Top of range
Share-Based Compensation Expenses
Common share price per share for each purchase share warrant | $ / shares	$ 231.18
Restricted Share Units
Share-Based Compensation Expenses
Restricted Share Units	107,257	111,359	102,104
Performance based RSU
Share-Based Compensation Expenses
Restricted Share Units	73,742	76,020	71,051
Performance based RSU | Bottom of range
Share-Based Compensation Expenses
Target settlement range 0% to 150%	0.00%
Performance based RSU | Top of range
Share-Based Compensation Expenses
Target settlement range 0% to 150%	200.00%
Time-based RSU
Share-Based Compensation Expenses
Restricted Share Units	33,515	35,339	31,053